Investments	12 Months Ended
Dec. 31, 2022
Investments
Investments

15 Investments

Accounting policy

Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Changes in the fair value of investments held as part of the venture capital portfolio are reported in disposals and other non-operating items in the income statement. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating items.

Venture capital investments and equity investments represent interests in listed and unlisted securities. The fair value of listed securities is based on quoted prices in active markets. The fair value of unlisted securities is based on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2021	2022
	£m	£m
Investments in joint ventures and associates	105	159
Venture capital investments	107	127
Total	212	286

The value of venture capital investments and equity investments has been determined by reference to quoted prices in active markets, other observable market inputs or, when these are not available, by reference to inputs we believe would reflect the assumptions market participants would use.

15 Investments (continued)

An analysis of changes in the carrying value of investments in joint ventures and associates is set out below:

	2021	2022
	£m	£m
At start of year	103	105
Share of results of joint ventures	29	19
Dividends received from joint ventures	(20)	(33)
Acquisitions	–	62
Disposals and other	(4)	1
Exchange translation differences	(3)	5
At end of year	105	159

Summarised aggregate information in respect of the Group’s share of joint ventures and associates is set out below:

	RELX’s share
	2021	2022
	£m	£m
Revenue	78	55
Net profit for the year	29	19

Total assets	136	190
Total liabilities	(70)	(75)
Net assets	66	115
Goodwill	39	44
Total	105	159

The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures and associates in 2022 and 2021.